UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

Burney U.S. Factor Rotation ETF

Semi-Annual Report

January 31, 2024

BURNEY U.S. FACTOR ROTATION ETF

BURNEY U.S. FACTOR ROTATION ETF

Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Information Technology	24.3%
Financials	16.0%
Health Care	12.1%
Consumer Discretionary	10.7%
Industrials	10.5%
Consumer Staples	6.6%
Communication Services	6.1%
Real Estate	5.2%
Utilities	4.4%
Energy	2.3%
Materials	1.3%
Money Market Funds	1.0%
Other Assets in Excess of Liabilities[1]	0.4%
Total	100.0%

1	Cash, cash equivalents and other assets in excess of liabilities.

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 1.2%
TransDigm Group, Inc.	2,715	$2,966,626

Agricultural & Farm Machinery - 0.5%
Deere & Co.	3,361	1,322,822

Application Software - 8.1%
Appfolio, Inc. - Class A(a)	8,006	1,755,396
DocuSign, Inc.(a)	37,894	2,308,502
Dynatrace, Inc.(a)	29,233	1,666,281
HubSpot, Inc.(a)	3,806	2,325,466
Manhattan Associates, Inc.(a)	10,725	2,601,456
Salesforce, Inc.(a)	8,047	2,261,931
Splunk, Inc.(a)	16,498	2,530,298
Synopsys, Inc.(a)	8,426	4,494,007
		19,943,337

Asset Management & Custody Banks - 0.4%
Invesco Ltd.	68,235	1,080,160

Automotive Retail - 1.7%
Group 1 Automotive, Inc.	9,923	2,580,575
O'Reilly Automotive, Inc.(a)	1,520	1,555,036
		4,135,611

Biotechnology - 7.7%
AbbVie, Inc.	10,978	1,804,783
Alnylam Pharmaceuticals, Inc.(a)	14,521	2,510,826
Dynavax Technologies Corp.(a)	230,023	2,971,897
Exact Sciences Corp.(a)	27,304	1,785,682
Neurocrine Biosciences, Inc.(a)	25,063	3,503,056
Sarepta Therapeutics, Inc.(a)	10,889	1,295,682
Vertex Pharmaceuticals, Inc.(a)	11,308	4,900,660
		18,772,586

Broadline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.(a)	12,985	934,011

Building Products - 2.1%
Builders FirstSource, Inc.(a)	15,504	2,693,510
Lennox International, Inc.	5,648	2,418,248
		5,111,758

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Casinos & Gaming - 0.6%
Light & Wonder, Inc. - Class A(a)	17,505	1,407,052

Commercial & Residential Mortgage Finance - 2.3%
Mr Cooper Group, Inc.(a)	85,379	5,751,129

Communications Equipment - 2.2%
Arista Networks, Inc.(a)	20,977	5,426,330

Construction Machinery & Heavy Transportation Equipment - 3.4%
Allison Transmission Holdings, Inc.	54,618	3,306,574
Oshkosh Corp.	45,760	5,038,176
		8,344,750

Investment Banking & Brokerage - 2.5%
Moelis & Co. - Class A	23,856	1,311,364

Consumer Finance - 2.9%
Capital One Financial Corp.	10,185	1,378,234
Encore Capital Group, Inc.(a)	69,012	3,456,121
Synchrony Financial	61,456	2,388,795
		7,223,150

Consumer Staples Merchandise Retail - 1.2%
Dollar General Corp.	15,284	2,018,558
Target Corp.	6,810	947,135
		2,965,693

Diversified Banks - 2.6%
Citigroup, Inc.	49,626	2,787,492
Wells Fargo & Co.	72,402	3,633,133
		6,420,625

Education Services - 1.1%
Grand Canyon Education, Inc.(a)	10,054	1,312,952
Stride, Inc.(a)	24,893	1,492,335
		2,805,287

Electric Utilities - 1.4%
Eversource Energy	34,484	1,869,722
Portland General Electric Co.	39,262	1,606,994
		3,476,716

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Electrical Components & Equipment - 0.7%
nVent Electric PLC	28,170	1,691,327

Gas Utilities - 3.0%
ONE Gas, Inc.	18,790	1,153,142
Southwest Gas Holdings, Inc.	29,616	1,737,867
UGI Corp.	205,351	4,546,471
		7,437,480

Homebuilding - 4.5%
DR Horton, Inc.	18,374	2,625,828
Meritage Homes Corp.	12,047	1,995,104
Taylor Morrison Home Corp.(a)	28,576	1,489,953
Toll Brothers, Inc.	48,758	4,844,107
		10,954,992

Hotels, Resorts & Cruise Lines - 0.8%
Marriott International, Inc. - Class A	7,727	1,852,394

Industrial Machinery & Supplies & Components - 0.9%
Parker-Hannifin Corp.	4,503	2,091,644

Insurance Brokers - 0.4%
Marsh & McLennan Cos., Inc.	5,082	985,095

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A(a)	69,624	9,754,323
Meta Platforms, Inc. - Class A(a)	13,058	5,094,448
		14,848,771

Investment Banking & Brokerage - 0.5%
Virtu Financial, Inc. - Class A	78,021	1,309,973

Managed Health Care - 2.5%
Centene Corp.(a)	41,341	3,113,390
Molina Healthcare, Inc.(a)	8,704	3,102,454
		6,215,844

Metal, Glass & Plastic Containers - 0.4%
Berry Global Group, Inc.	16,209	1,061,041

Oil & Gas Exploration & Production - 1.8%
Ovintiv, Inc.	105,739	4,485,448

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Oil & Gas Storage & Transportation - 0.5%
Targa Resources Corp.	13,509	1,147,725

Packaged Foods & Meats - 1.2%
Post Holdings, Inc.(a)	31,258	2,902,930

Paper & Plastic Packaging Products & Materials - 0.4%
Sealed Air Corp.	27,280	942,524

Passenger Ground Transportation - 0.6%
Avis Budget Group, Inc.	8,331	1,363,868

Pharmaceuticals - 1.9%
Corcept Therapeutics, Inc.(a)	47,469	1,001,595
Jazz Pharmaceuticals PLC(a)	21,296	2,613,445
Supernus Pharmaceuticals, Inc.(a)	31,642	875,851
		4,490,891

Property & Casualty Insurance - 5.7%
Allstate Corp.	33,458	5,194,355
Chubb Ltd.	25,049	6,137,005
Travelers Cos., Inc.	6,167	1,303,457
W R Berkley Corp.	17,349	1,420,536
		14,055,353

Research & Consulting Services - 1.1%
Parsons Corp.(a)	43,166	2,812,265

Restaurants - 1.1%
Wingstop, Inc.	9,850	2,768,934

Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	31,716	5,210,938
KLA Corp.	5,090	3,023,664
		8,234,602

Semiconductors - 3.0%
NVIDIA Corp.	12,003	7,385,086

Soft Drinks & Non-alcoholic Beverages - 4.2%
Coca-Cola Co.	172,281	10,248,997

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Specialized Consumer Services - 0.5%
Frontdoor, Inc.(a)	40,127	1,314,561

Steel - 0.5%
Nucor Corp.	6,362	1,189,249

Systems Software - 7.6%
Microsoft Corp.	32,351	12,862,110
Palo Alto Networks, Inc.(a)	8,264	2,797,446
Qualys, Inc.(a)	7,847	1,484,417
ServiceNow, Inc.(a)	2,017	1,543,812
		18,687,785
Transaction & Payment Processing Services - 1.2%
Western Union Co.	85,356	1,072,925
WEX, Inc.(a)	9,512	1,944,158
		3,017,083
TOTAL COMMON STOCKS (Cost $205,261,009)		231,583,505

REAL ESTATE INVESTMENT TRUSTS - 5.2%
Iron Mountain, Inc.	73,668	4,974,064
National Storage Affiliates Trust	52,512	1,961,323
Simon Property Group, Inc.	9,503	1,317,211
VICI Properties, Inc.	147,001	4,427,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,417,470)		12,680,268

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.25%(b)	247,448	247,448
TOTAL SHORT-TERM INVESTMENTS (Cost $247,448)		247,448

TOTAL INVESTMENTS - 99.6% (Cost $217,925,927)		$244,511,221
Other Assets in Excess of Liabilities - 0.4%		881,474
TOTAL NET ASSETS - 100.0%		$245,392,695

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (Note 2)	$244,511,221
Receivable for fund shares sold	41,664,255
Dividends and interest receivable	38,150
Total assets	286,213,626

Liabilities:
Payable for investment securities purchased	40,685,993
Accrued investment advisory fees (Note 4)	134,938
Total liabilities	40,820,931
Net Assets	$245,392,695

Net Assets Consist of:
Paid-in capital	$208,574,507
Total distributable earnings (accumulated deficit)	36,818,188
Net Assets:	$245,392,695

Calculation of Net Asset Value Per Share:
Net Assets	$245,392,695
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	7,480,000
Net Asset Value per Share	$32.81

Cost of Investments in Securities	$217,925,927

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2024 (Unaudited)

Investment Income:
Dividend income	$1,155,763
Interest income	8,287
Securities lending income, net (Note 5)	41
Total investment income	1,164,091

Expenses:
Investment advisory fees (Note 4)	727,978
Net expenses	727,978

Net Investment Income (Loss)	436,113

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	15,213,249
15,213,249
Net change in unrealized appreciation (depreciation) on:
Investments	2,402,908
2,402,908
Net realized and unrealized gain (loss) on investments:	17,616,157
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,052,270

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

 STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$436,113	$ 1,032,679
Net realized gain (loss) on investments and foreign currency	15,213,249	40,895,406
Net change in unrealized appreciation (depreciation) on investments	2,402,908	24,182,386
Net increase (decrease) in net assets resulting from operations	18,052,270	66,110,471

Distributions to Shareholders:
Net investment income	(517,525)	(1,097,600)
Total distributions to shareholders	(517,525)	(1,097,600)

Capital Share Transactions:
Proceeds from shares sold	133,545,203	255,635,141
Payments for shares redeemed	(85,227,930)	(141,107,337)
Transaction fees (See Note 1)	2	-
Net increase in net assets derived from net change in capital share transactions	48,317,275	114,527,804
Net Increase in Net Assets	65,852,020	179,540,675

Net Assets:
Beginning of period	179,540,675	-
End of period	$ 245,392,695	$ 179,540,675

Changes in Shares Outstanding:
Shares outstanding, beginning of period	5,980,000	-
Shares sold	4,320,000	11,110,000
Shares repurchased	(2,820,000)	(5,130,000)
Shares outstanding, end of period	7,480,000	5,980,000

 (1) The Fund commenced operations on October 14, 2022.
The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FINANCIAL HIGHLIGHTS
For the Period Ended January 31, 2024

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period Ended January 31, 2024 (Unaudited)	$30.02	0.07	2.80	2.87	(0.08)	(0.08)	$32.81	9.57%	$245,393	0.79%	0.47%	51%
October 14, 2022(6) to July 31, 2023	$25.01	0.19	5.02	5.21	(0.20)	(0.20)	$30.02	20.92%	$179,541	0.79%	0.85%	119%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Burney U.S. Factor Rotation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 14, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation.

As part of the Fund’s commencement of operations on October 14, 2022, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $120,996,881 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of October 14, 2022, was $86,916,004, resulting in net unrealized appreciation on investments of $34,082,877 as of that date. As a result of the in-kind contribution, the Fund issued 4,840,000 shares at a $25.01 per share net asset value.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of January 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments*:

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Common Stocks	$231,583,505	$—	$—	$231,583,505
Real Estate Investment Trusts	12,680,268	—	—	12,680,268
Money Market Funds	247,448	—	—	247,448
Total Investments	$244,511,221	$—	$—	$244,511,221

*	Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended January 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended January 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2023 the following table shows the reclassifications made:

Distributable Earnings	Paid-In Capital
$(45,729,428)	$45,729,428

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using tradition valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Stock Investment Risk. A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged the company’s value. For any particular stock, there can be no assurances that the market will reflect the fair value of the stock, and it may remain undervalued.

Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. As a result, a company’s share price may be affected by poorly executed trades, even if the underlying business of the company is unchanged. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and mid-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. These market cycles can cause the performance of large-capitalization companies to trail the overall performance of the broader securities markets.

Quantitative Security Selection & Model Risk. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a particular security’s value and its effectiveness can change over time. These changes may not be reflected, or may not be reflected timely, in the relevant quantitative model. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). There can be no assurance that quantitative security selection will enable the Fund to achieve its investment objective.

Factor-Based Investing Risk. There can be no assurance that the factor-based investment selection process employed by the Sub-Adviser will enhance the Fund’s performance. Exposure to the Investment Cycles identified by the Sub-Adviser may detract from the Fund’s performance in some market environments, which may continue for prolonged periods. There is also the risk that the Sub-Adviser may incorrectly predict the market trends that lead to the portfolio’s allocation in the various Investment Cycles or the predicted Investment Cycles may fail to materialize, which may cause the Fund to lose money.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology Sector, it will be affected by developments affecting that sector. Companies in that sector may be significantly affected by intense competition. In addition technology products may be subject to rapid obsolescence.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Monthly Rebalance Risk. Because the Sub-Adviser may recommend changes to the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the most recent reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as one-month if such changes first take effect promptly following a reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.79% to the Adviser monthly based on average daily net assets.

The Burney Company (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations.The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") for the fiscal period was $41.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$153,859,306	$98,621,326

For the fiscal period ended January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$76,894,645	$84,453,064

For the fiscal period ended January 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$17,608,271	$1,390,433

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023, were as follows:

Tax cost of Investments	$155,995,131
Gross tax unrealized appreciation	26,270,339
Gross tax unrealized depreciation	(2,657,962)
Net tax unrealized appreciation (depreciation)	$23,612,377
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(4,328,934)
Total accumulated gain (loss)	$19,283,443

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended July 31, 2023, the Fund did not defer any post-October capital losses or qualified late year losses.

At July 31, 2023, the Fund had the following capital loss carryforwards:

Unlimited Short-Term	Unlimited Long-Term
$(4,328,934)	$—

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended January 31, 2024 and July 31, 2023, were as follows:

Fiscal Period Ended January 31, 2024	Fiscal Period Ended July 31, 2023
Ordinary Income	Ordinary Income
$517,525	$1,097,600

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to January 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

BURNEY U.S. FACTOR ROTATION ETF
EXPENSE EXAMPLE
January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period

Actual[1]	0.79%	$1,000.00	$1,095.70	$4.16
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.17	4.01

1	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

BURNEY U.S. FACTOR ROTATION ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

BURNEY U.S. FACTOR ROTATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

BURNEY U.S. FACTOR ROTATION ETF
MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).

BURNEY U.S. FACTOR ROTATION ETF
MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

BURNEY U.S. FACTOR ROTATION ETF
INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://burneyetfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://burneyetfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://burneyetfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and non-affiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
The Burney Company
1800 Alexander Bell Drive, Suite 510
Reston, Virginia 20191

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Burney U.S. Factor Rotation ETF
Symbol – BRNY
CUSIP – 02072L649

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	March 27, 2024